Stockpiles and ore on leach pads, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current portion -
Stockpiles	$ 35,065	$ 77,296
Ore on leach pads	106,931	159,930
Provision for net realizable value adjustment	(41,403)	(40,588)
Current ore stockpiles	100,593	196,638
Non-current portion -
Stockpiles	41,814	32,362
Ore on leach pads	144,688	50,350
Provision for net realizable value adjustment	(47,724)	(21,952)
Non-current ore stockpiles	$ 138,778	$ 60,760